Premises and Equipment	12 Months Ended
Dec. 31, 2024
Premises and Equipment
Premises and Equipment

(4) Premises and Equipment

Major classifications of premises and equipment at December 31, 2024 and 2023 are summarized as follows:

(Dollars in thousands)
	2024	2023

Land	$4,365	4,373
Buildings and improvements	18,602	19,054
Furniture and equipment	21,600	20,607
Construction in process	103	532

Total premises and equipment	44,670	44,566

Less accumulated depreciation	(29,823)	(27,864)

Total net premises and equipment	$14,847	16,702

The Bank recognized depreciation expense totaling $2.1 million, $2.2 million and $2.4 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Bank had a $362,000 write-off of leasehold improvements for the year ended December 31, 2024 due to the closure of Bank’s branch in Cary, North Carolina in 2024, which is included in other non-interest expense. The Bank had $184,000 net gains on the sale of and write-downs on premises and equipment for the year ended December 31, 2023. The Bank had $85,000 net losses on the sale of and write-downs on premises and equipment for the year ended December 31, 2022.